Derivative instruments (Narrative) (Details) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($) instrument	Apr. 30, 2017 BRL (R$) instrument	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 instrument	Mar. 29, 2016 USD ($) instrument	Mar. 29, 2016 BRL (R$) instrument
Derivative [Line Items]
Interest paid net			$ 52,458	$ 55,400	$ 53,206
Payments for derivative instrument			0	0	40,822
Interest cost including Secured Loan Agreement			52,079	52,868	68,357
Derivatives not designated as hedging instruments | Forward contracts
Derivative [Line Items]
Collected (paid) derivative Instrument			787	(81)	(1,156)
Subsidiaries | Secured Loan Agreement
Derivative [Line Items]
Accrued interest effect of Secured Loan Agreement			0	0	2,570
Subsidiaries | Secured Loan Agreement | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument							5	5
Accrued interest excluding Secured Loan Agreement					6,921
Interest cost including Secured Loan Agreement					9,491
Subsidiaries | CDI | Secured Loan Agreement | Cross-currency interest rate swap
Derivative [Line Items]
Basis point spread on variable rate (as a percent)							4.50%	4.50%
Cash Flow Hedging | Forward contracts
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges			711	75	(1,236)
Cash Flow Hedging | Cross-currency interest rate swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)						73.00%
Interest paid net			8,692	10,671	6,163
Cash Flow Hedging | Coupon-only swap
Derivative [Line Items]
Interest paid net			2,036	$ 2,900	1,390
Cash Flow Hedging | Derivatives designated as hedging instruments | Forward contracts
Derivative [Line Items]
Notional amount outstanding			$ 25,700
Cash Flow Hedging | Derivatives designated as hedging instruments | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument						3
Cash Flow Hedging | Subsidiaries | Cross-currency interest rate swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Cash Flow Hedging | Subsidiaries | Call spread
Derivative [Line Items]
Number of instruments held | instrument	2	2
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Cash Flow Hedging | Subsidiaries | Coupon-only swap
Derivative [Line Items]
Number of instruments held | instrument	2	2
Percentage of principal and interest collections hedged (as a percent)	50.00%	50.00%
Fair Value Hedging | Subsidiaries | Secured Loan Agreement
Derivative [Line Items]
Accrued interest effect of Secured Loan Agreement					2,570
Fair Value Hedging | Subsidiaries | Secured Loan Agreement | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument							5	5
Interest paid net	$ 900
Notional amount of derivative							$ 167,300	R$ 613.9
Payments for derivative instrument	$ 39,100	R$ 122.7
Accrued interest excluding Secured Loan Agreement					6,921
Interest cost including Secured Loan Agreement					$ 9,491
Fair Value Hedging | Subsidiaries | CDI | Secured Loan Agreement | Cross-currency interest rate swap
Derivative [Line Items]
Basis point spread on variable rate (as a percent)							4.50%	4.50%